Stockholders' Equity - Additional Information (Detail) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 08, 2020	Mar. 31, 2020	Feb. 05, 2020
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	0	0
Common stock, shares outstanding	10,350,000			10,350,000
Temporary equity, shares outstanding	34,693,585	33,657,472
Class of warrant, exercise price	$ 11.50	$ 11.50
Common Class A
Common stock, shares authorized	380,000,000	380,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, voting rights	one vote for each share.	one vote for each share
Common stock, shares Issued	6,706,415	7,742,528
Common stock, shares outstanding	6,706,415	7,742,528			0
Temporary equity, shares outstanding	34,693,585	33,657,472
Threshold percentage on conversion of common stock	20.00%	20.00%
Redemption trigger share price	$ 18.00	$ 18.00
Business acquisition, share price	9.20	9.20
Class Of Warrant or Right Redemption Price	$ 18.00	$ 18.00
Common Class B
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares Issued	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000
Common stock, conversion basis		one-for-one basis
Public Warrants
Class of warrant or right, threshold trading days for exercise	12 months	12 months
Class of warrant or right, threshold trading days for exercise	30 days	30 days
Class of warrant, exercise price	$ 0.01	$ 0.01
Class of warrant or right minimum notice period for redemption	30 days	30 days
Redemption trigger share price	$ 18.00
Class of warrant or right redemption threshold consecutive trading days	30 days	30 days
Minimum percentage of equity proceeds for fund business combination	60.00%	60.00%
Class of warrant or right exercise price adjustment percentage	115.00%	115.00%
Class of warrant or right redemption price adjustment percentage	180.00%	180.00%
Public Warrants | Maximum
Class of warrant or right redemption threshold consecutive trading days	20 days	20 days
Public Warrants | Minimum
Number of days required to file registration statement for stock issuance	15 days	15 days
Private Placement Warrants
Class of warrant or right, threshold trading days for exercise		30 days